Summary of Significant Accounting Policies - Fair value (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair value
Short-term investments	¥ 5,908,915	¥ 3,533,370
Fair value
Convertible senior notes	124,114	7,270,081
Fair value of convertible senior notes	121,921	7,209,985
Impairment of equity method investments	0	0	¥ 0
Impairment losses related to equity investments without readily determinable fair values	0	(931,367)	¥ 0
Significant other observable inputs (Level 2) | Wealth management products
Fair value
Short-term investments	5,908,915	3,533,370
Significant other observable inputs (Level 2) | Foreign exchange option contracts
Fair value
Derivative liabilities recorded within other current liabilities	¥ 59,066
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Current
Derivative liabilities recorded within other current assets		1,831
Significant other observable inputs (Level 2) | Foreign exchange forward contracts
Fair value
Derivative liabilities recorded within other current liabilities	¥ 16,399
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Current
Derivative liabilities recorded within other current assets		¥ 43,192